RIGHT OF USE ASSETS - Amounts Recognized In Consolidated Statement Of Profit Or Loss And In The Consolidated Statement Of Cash Flows (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense on right-of-use assets	$ 23,188	$ 23,164
Impairment write-offs	(9,971)	(5,062)
Gain on lease terminations	1,487	0
Interest expense on lease liabilities	38,594	32,885	$ 26,011
Unrealized foreign exchange losses on revaluation of lease liability	(1,717)	(9,689)	(8,553)
Total amount recognized in Profit or Loss	(71,983)	(70,800)
The total cash outflow for lease payments	$ 44,377	$ 24,764	$ 15,907
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Interest rate range	0.227	0.189
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Interest rate range	0.070	0.013